Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive income (CHF million)
Net income	2,324	2,965	1,685
Gains/(losses) on cash flow hedges	(20)	18	37
Foreign currency translation	2,287	(1,021)	(1,114)
Unrealized gains/(losses) on securities	12	(32)	(15)
Actuarial gains/(losses)	(1,253)	1,044	(50)
Net prior service cost	(63)	(95)	248
Other comprehensive income/(loss), net of tax	963	(86)	(894)
Comprehensive income/(loss)	3,287	2,879	791
Comprehensive income/(loss) attributable to noncontrolling interests	540	525	211
Comprehensive income/(loss) attributable to shareholders	2,747	2,354	580
Bank
Comprehensive income (CHF million)
Net income	1,764	2,629	1,374
Gains/(losses) on cash flow hedges	(27)	2	7
Foreign currency translation	2,284	(2,234)	(1,252)
Unrealized gains/(losses) on securities	21	(18)	(43)
Actuarial gains/(losses)	58	(43)	59
Net prior service cost	14	0	(1)
Other comprehensive income/(loss), net of tax	2,350	(2,293)	(1,230)
Comprehensive income/(loss)	4,114	336	144
Comprehensive income/(loss) attributable to noncontrolling interests	614	634	95
Comprehensive income/(loss) attributable to shareholders	3,500	(298)	49